Contributed Surplus	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Contributed Surplus
NOTE 24. CONTRIBUTED SURPLUS
Contributed surplus consists of accumulated stock option expense less the fair value of the options at the grant date that have been exercised and reclassified to share capital. Changes in contributed surplus were as follows:

December 31,	2023	2022
Opening balance	$660,072	$658,615
Share-based compensation	450	1,558
Exercise of stock options	(492)	(101)
Closing balance	$660,030	$660,072